Schedule of Black-Scholes Option Pricing Model (Details) - $ / shares	Apr. 20, 2024	Mar. 20, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 22, 2023
Share price per shares	$ 3.08	$ 3.47
Contractual exercise price	$ 3.12	$ 3.18
Risk-free rate	4.81%	4.41%
Estimated volatility	78.30%	78.50%
Time period to expiration	3 years	3 years
Common stock per share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 18.00
Warrant [Member]
Share price per shares		$ 3.18	$ 18.00	$ 18.00	$ 18.00